UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile Funds
(Institutional, Investor and Class L)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Conservative Profile Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Conservative Profile Fund (Institutional Class shares) returned -2.79% relative to -5.27 % for the Wilshire 5000 Index and 0.01 % for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.26% (composite benchmark return was -1.54%).
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	-2.79%	N/A	2.41%
Investor Class	-3.15%	2.84%	6.04%
Class L	-3.32%	2.58%	3.66%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	47.37%
Fixed Interest Contract	22.43
Large Cap Equity	10.15
International Equity	7.43
Mid Cap Equity	5.06
Real Estate Equity	4.97
Small Cap Equity	2.59
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 971.50	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	$1.84
Investor Class
Actual	$1,000.00	$ 969.40	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.62
Class L
Actual	$1,000.00	$ 968.90	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.89
* Expenses are equal to the Fund's annualized expense ratio of 0.44% for the Institutional Class, 0.79% for the Investor Class and 1.04% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Moderately Conservative Profile Fund (Institutional Class shares) returned -4.35% relative to -5.27 % for the Wilshire 5000 Index and 0.01 % for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.55% (composite benchmark return was -2.80%).
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	-4.35%	N/A	2.83%
Investor Class	-4.73%	3.39%	7.06%
Class L	-4.88%	3.15%	4.65%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	32.86%
Fixed Interest Contract	21.85
Large Cap Equity	16.45
International Equity	12.00
Mid Cap Equity	8.19
Real Estate Equity	4.47
Small Cap Equity	4.18
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 954.20	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.30	$2.09
Investor Class
Actual	$1,000.00	$ 952.70	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.87
Class L
Actual	$1,000.00	$ 951.30	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.14
* Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Institutional Class, 0.84% for the Investor Class and 1.09% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Moderate Profile Fund (Institutional Class shares) returned -5.91% relative to -5.27 % for the Wilshire 5000 Index and 0.01 % for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.81% (composite benchmark return was -4.10%).
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	-5.91%	N/A	3.25%
Investor Class	-6.30%	3.93%	8.12%
Class L	-6.45%	3.68%	5.61%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	23.83%
Large Cap Equity	22.67
International Equity	16.61
Fixed Interest Contract	15.88
Mid Cap Equity	11.31
Small Cap Equity	5.76
Real Estate Equity	3.94
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 937.20	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.60
Investor Class
Actual	$1,000.00	$ 935.90	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.38
Class L
Actual	$1,000.00	$ 934.40	$5.44
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.65
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.17% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Moderately Aggressive Profile Fund (Institutional Class shares) returned -7.30% relative to -5.27 % for the Wilshire 5000 Index and 0.01 % for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 2.06% (composite benchmark return was -5.24%).
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	-7.30%	N/A	3.60%
Investor Class	-7.62%	4.38%	9.31%
Class L	-7.89%	4.10%	6.47%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	28.02%
International Equity	20.61
Bond	17.90
Mid Cap Equity	13.97
Fixed Interest Contract	8.93
Small Cap Equity	7.12
Real Estate Equity	3.45
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 923.10	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.21
Investor Class
Actual	$1,000.00	$ 921.60	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.99
Class L
Actual	$1,000.00	$ 920.50	$5.99
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.26
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Institutional Class, 1.01% for the Investor Class and 1.26% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Aggressive Profile Fund (Institutional Class shares) returned -10.23% relative to -5.27 % for the Wilshire 5000 Index and 0.01 % for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 2.57% (composite benchmark return was -7.66%).
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

40,000
35,000
30,000
25,000
20,000
15,000
10,000
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Dow Jones U.S. Select REIT Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009	13,302.00	12,924.78	12,830.00	12,845.57
2010	15,423.67	14,820.54	15,031.63	16,451.83
2011	14,738.86	14,422.24	15,178.94	17,992.99
2012	17,191.40	16,798.87	17,616.68	21,073.39
2013	22,188.79	21,726.71	23,440.96	21,329.60
2014	24,040.28	23,591.33	26,420.70	28,154.78
2015	23,886.77	23,705.88	26,596.63	29,416.10
2016	26,523.87	26,080.34	30,152.69	31,380.11
2017	31,993.09	31,693.09	36,481.68	32,561.08
2018	28,662.61	29,265.93	34,560.63	31,187.33

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	-10.23%	N/A	4.25%
Investor Class	-10.41%	5.25%	11.10%
Class L	-10.75%	4.96%	8.07%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	39.05%
International Equity	28.61
Mid Cap Equity	19.47
Small Cap Equity	9.94
Real Estate Equity	2.93
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 892.40	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$4.08
Investor Class
Actual	$1,000.00	$ 892.10	$5.51
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.85
Class L
Actual	$1,000.00	$ 889.80	$6.70
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$7.12
* Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Institutional Class, 1.15% for the Investor Class and 1.40% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
5,117,241	Great-West Core Bond Fund Institutional Class(a)	$ 48,357,930
7,415,569	Great-West Global Bond Fund Institutional Class(a)	66,072,722
3,484,525	Great-West Inflation-Protected Securities Fund Institutional Class(a)	32,928,762
7,435,108	Great-West Multi-Sector Bond Fund Institutional Class(a)	66,246,809
4,134,327	Great-West Putnam High Yield Bond Institutional Class(a)	36,134,022
4,433,607	Great-West Short Duration Bond Fund Institutional Class(a)	42,872,975
5,185,428	Great-West U.S. Government Securities Fund Institutional Class(a)	48,380,039

TOTAL BOND MUTUAL FUNDS — 47.39% (Cost $356,819,858)		$340,993,259
EQUITY MUTUAL FUNDS
1,600,864	Great-West Emerging Markets Equity Fund Institutional Class(a)	12,454,725
1,765,129	Great-West International Growth Fund Institutional Class(a)	12,408,857
4,070,778	Great-West International Value Fund Institutional Class(a)	28,658,275
853,107	Great-West Invesco Small Cap Value Fund Institutional Class(a)	6,611,578
2,557,693	Great-West Large Cap Growth Fund Institutional Class(a)	22,149,622
1,031,206	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	6,610,031
Shares		Fair Value
Equity Mutual Funds — (continued)
3,324,538	Great-West Mid Cap Value Fund Institutional Class(a)	$ 25,864,901
3,177,280	Great-West Putnam Equity Income Fund Institutional Class(a)	25,481,784
4,445,980	Great-West Real Estate Index Fund Institutional Class(a)	35,790,140
596,342	Great-West Small Cap Growth Fund Institutional Class(a)	5,361,117
3,756,437	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	25,431,079
1,539,721	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,547,091

TOTAL EQUITY MUTUAL FUNDS — 30.21% (Cost $263,343,084)		$217,369,200
Account Balance
FIXED INTEREST CONTRACT
161,504,618 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	161,504,618

TOTAL FIXED INTEREST CONTRACT — 22.44% (Cost $161,504,618)		$161,504,618
TOTAL INVESTMENTS — 100.04% (Cost $781,667,560)		$719,867,077
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (312,546)
TOTAL NET ASSETS — 100.00%		$719,554,531

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
2,150,633	Great-West Core Bond Fund Institutional Class(a)	$ 20,323,479
3,114,828	Great-West Global Bond Fund Institutional Class(a)	27,753,122
1,464,551	Great-West Inflation-Protected Securities Fund Institutional Class(a)	13,840,004
3,127,271	Great-West Multi-Sector Bond Fund Institutional Class(a)	27,863,986
1,740,293	Great-West Putnam High Yield Bond Institutional Class(a)	15,210,161
153,775	Great-West Short Duration Bond Fund Institutional Class(a)	1,487,010
2,179,412	Great-West U.S. Government Securities Fund Institutional Class(a)	20,333,912

TOTAL BOND MUTUAL FUNDS — 32.87% (Cost $132,480,371)		$126,811,674
EQUITY MUTUAL FUNDS
1,384,380	Great-West Emerging Markets Equity Fund Institutional Class(a)	10,770,478
1,528,251	Great-West International Growth Fund Institutional Class(a)	10,743,605
3,522,632	Great-West International Value Fund Institutional Class(a)	24,799,329
740,168	Great-West Invesco Small Cap Value Fund Institutional Class(a)	5,736,299
2,226,690	Great-West Large Cap Growth Fund Institutional Class(a)	19,283,138
894,411	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	5,733,175
Shares		Fair Value
Equity Mutual Funds — (continued)
2,880,613	Great-West Mid Cap Value Fund Institutional Class(a)	$ 22,411,171
2,756,268	Great-West Putnam Equity Income Fund Institutional Class(a)	22,105,266
2,143,580	Great-West Real Estate Index Fund Institutional Class(a)	17,255,815
520,974	Great-West Small Cap Growth Fund Institutional Class(a)	4,683,557
3,259,135	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	22,064,341
1,340,891	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,185,106

TOTAL EQUITY MUTUAL FUNDS — 45.31% (Cost $214,125,286)		$174,771,280
Account Balance
FIXED INTEREST CONTRACT
84,315,077 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	84,315,077

TOTAL FIXED INTEREST CONTRACT — 21.86% (Cost $84,315,077)		$ 84,315,077
TOTAL INVESTMENTS — 100.04% (Cost $430,920,734)		$385,898,031
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (171,428)
TOTAL NET ASSETS — 100.00%		$385,726,603

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
5,910,477	Great-West Core Bond Fund Institutional Class(a)	$ 55,854,011
8,565,044	Great-West Global Bond Fund Institutional Class(a)	76,314,543
4,024,394	Great-West Inflation-Protected Securities Fund Institutional Class(a)	38,030,528
8,567,684	Great-West Multi-Sector Bond Fund Institutional Class(a)	76,338,060
4,759,657	Great-West Putnam High Yield Bond Institutional Class(a)	41,599,404
409,856	Great-West Short Duration Bond Fund Institutional Class(a)	3,963,304
5,996,128	Great-West U.S. Government Securities Fund Institutional Class(a)	55,943,873

TOTAL BOND MUTUAL FUNDS — 23.84% (Cost $366,295,812)		$ 348,043,723
EQUITY MUTUAL FUNDS
7,259,225	Great-West Emerging Markets Equity Fund Institutional Class(a)	56,476,769
7,996,080	Great-West International Growth Fund Institutional Class(a)	56,212,444
18,448,122	Great-West International Value Fund Institutional Class(a)	129,874,780
3,862,969	Great-West Invesco Small Cap Value Fund Institutional Class(a)	29,938,007
11,586,602	Great-West Large Cap Growth Fund Institutional Class(a)	100,339,975
4,669,985	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	29,934,601
Shares		Fair Value
Equity Mutual Funds — (continued)
15,064,083	Great-West Mid Cap Value Fund Institutional Class(a)	$ 117,198,566
14,397,384	Great-West Putnam Equity Income Fund Institutional Class(a)	115,467,023
7,148,084	Great-West Real Estate Index Fund Institutional Class(a)	57,542,079
2,703,831	Great-West Small Cap Growth Fund Institutional Class(a)	24,307,438
17,014,615	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	115,188,942
6,985,975	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	47,853,930

TOTAL EQUITY MUTUAL FUNDS — 60.31% (Cost $1,078,066,306)		$ 880,334,554
Account Balance
FIXED INTEREST CONTRACT
231,894,881 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	231,894,881

TOTAL FIXED INTEREST CONTRACT — 15.89% (Cost $231,894,881)		$ 231,894,881
TOTAL INVESTMENTS — 100.04% (Cost $1,676,256,999)		$1,460,273,158
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (578,480)
TOTAL NET ASSETS — 100.00%		$1,459,694,678

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
1,646,734	Great-West Core Bond Fund Institutional Class(a)	$ 15,561,637
2,387,180	Great-West Global Bond Fund Institutional Class(a)	21,269,771
1,121,267	Great-West Inflation-Protected Securities Fund Institutional Class(a)	10,595,977
2,389,535	Great-West Multi-Sector Bond Fund Institutional Class(a)	21,290,753
1,328,189	Great-West Putnam High Yield Bond Institutional Class(a)	11,608,370
1,237,334	Great-West Short Duration Bond Fund Institutional Class(a)	11,965,025
1,669,974	Great-West U.S. Government Securities Fund Institutional Class(a)	15,580,862

TOTAL BOND MUTUAL FUNDS — 17.91% (Cost $112,398,138)		$107,872,395
EQUITY MUTUAL FUNDS
3,704,573	Great-West Emerging Markets Equity Fund Institutional Class(a)	28,821,574
4,086,422	Great-West International Growth Fund Institutional Class(a)	28,727,545
9,467,146	Great-West International Value Fund Institutional Class(a)	66,648,707
1,969,042	Great-West Invesco Small Cap Value Fund Institutional Class(a)	15,260,075
5,909,151	Great-West Large Cap Growth Fund Institutional Class(a)	51,173,247
2,380,872	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	15,261,393
Shares		Fair Value
Equity Mutual Funds — (continued)
7,681,898	Great-West Mid Cap Value Fund Institutional Class(a)	$ 59,765,165
7,338,810	Great-West Putnam Equity Income Fund Institutional Class(a)	58,857,254
2,582,123	Great-West Real Estate Index Fund Institutional Class(a)	20,786,093
1,378,698	Great-West Small Cap Growth Fund Institutional Class(a)	12,394,493
8,684,576	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	58,794,581
3,562,429	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	24,402,641

TOTAL EQUITY MUTUAL FUNDS — 73.20% (Cost $538,995,467)		$440,892,768
Account Balance
FIXED INTEREST CONTRACT
53,801,712 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	53,801,712

TOTAL FIXED INTEREST CONTRACT — 8.93% (Cost $53,801,712)		$ 53,801,712
TOTAL INVESTMENTS — 100.04% (Cost $705,195,317)		$602,566,875
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (245,556)
TOTAL NET ASSETS — 100.00%		$602,321,319

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,340,724	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 41,550,833
5,879,584	Great-West International Growth Fund Institutional Class(a)	41,333,475
13,570,813	Great-West International Value Fund Institutional Class(a)	95,538,525
2,843,226	Great-West Invesco Small Cap Value Fund Institutional Class(a)	22,035,004
8,538,430	Great-West Large Cap Growth Fund Institutional Class(a)	73,942,805
3,438,856	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	22,043,064
11,076,987	Great-West Mid Cap Value Fund Institutional Class(a)	86,178,962
10,591,560	Great-West Putnam Equity Income Fund Institutional Class(a)	84,944,307
2,271,429	Great-West Real Estate Index Fund Institutional Class(a)	18,285,004
Shares		Fair Value
Equity Mutual Funds — (continued)
1,993,686	Great-West Small Cap Growth Fund Institutional Class(a)	$ 17,923,240
12,499,595	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	84,622,258
5,140,357	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	35,211,446

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $768,468,994)		$623,608,923
TOTAL INVESTMENTS — 100.04% (Cost $768,468,994)		$623,608,923
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (237,652)
TOTAL NET ASSETS — 100.00%		$623,371,271

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$719,867,077	$385,898,031	$1,460,273,158
Subscriptions receivable	392,761	799,170	1,095,337
Receivable for investments sold	1,034,024	71,855	1,470,466
Total Assets	721,293,862	386,769,056	1,462,838,961
LIABILITIES:
Payable for distribution fees	94,440	52,179	119,193
Payable for investments purchased	160,240	459,830	34,156
Payable for shareholder services fees	202,590	110,256	400,250
Payable to investment adviser	15,516	8,993	59,037
Redemptions payable	1,266,545	411,195	2,531,647
Total Liabilities	1,739,331	1,042,453	3,144,283
NET ASSETS	$719,554,531	$385,726,603	$1,459,694,678
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,625,326	$4,523,303	$19,657,951
Paid-in capital in excess of par	799,461,146	434,535,054	1,795,318,109
Total distributable earnings	(88,531,941)	(53,331,754)	(355,281,382)
NET ASSETS	$719,554,531	$385,726,603	$1,459,694,678
NET ASSETS BY CLASS
Investor Class	$219,485,813	$113,770,605	$749,829,048
Class L	$457,739,789	$252,301,074	$575,528,889
Institutional Class	$42,328,929	$19,654,924	$134,336,741
CAPITAL STOCK:
Authorized
Investor Class	100,000,000	100,000,000	350,000,000
Class L	110,000,000	50,000,000	90,000,000
Institutional Class	10,000,000	10,000,000	30,000,000
Issued and Outstanding
Investor Class	29,293,113	14,434,065	120,722,502
Class L	52,388,244	28,632,646	60,885,920
Institutional Class	4,571,907	2,166,316	14,971,085
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.49	$7.88	$6.21
Class L	$8.74	$8.81	$9.45
Institutional Class	$9.26	$9.07	$8.97
(a) Cost of investments, affiliated	$781,667,560	$430,920,734	$1,676,256,999
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$602,566,875	$623,608,923
Subscriptions receivable	982,243	394,836
Receivable for investments sold	1,341,112	630,422
Total Assets	604,890,230	624,634,181
LIABILITIES:
Payable for distribution fees	43,912	22,950
Payable for investments purchased	275,785	74,258
Payable for shareholder services fees	164,944	160,261
Payable to investment adviser	36,700	54,441
Redemptions payable	2,047,570	951,000
Total Liabilities	2,568,911	1,262,910
NET ASSETS	$602,321,319	$623,371,271
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,008,913	$9,653,224
Paid-in capital in excess of par	735,604,321	826,983,985
Total distributable earnings	(141,291,915)	(213,265,938)
NET ASSETS	$602,321,319	$623,371,271
NET ASSETS BY CLASS
Investor Class	$330,334,252	$414,607,535
Class L	$211,269,617	$108,799,947
Institutional Class	$60,717,450	$99,963,789
CAPITAL STOCK:
Authorized
Investor Class	150,000,000	225,000,000
Class L	45,000,000	40,000,000
Institutional Class	15,000,000	50,000,000
Issued and Outstanding
Investor Class	47,614,025	74,794,320
Class L	25,554,557	10,041,351
Institutional Class	6,920,545	11,696,564
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$6.94	$5.54
Class L	$8.27	$10.84
Institutional Class	$8.77	$8.55
(a) Cost of investments, affiliated	$705,195,317	$768,468,994
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$2,478,475	$1,327,719	$3,763,012
Dividends, affiliated	20,300,331	10,811,963	42,476,813
Total Income	22,778,806	12,139,682	46,239,825
EXPENSES:
Management fees	735,386	402,625	1,565,226
Shareholder services fees – Investor Class	878,405	496,845	3,221,954
Shareholder services fees – Class L	1,568,477	840,797	1,841,685
Distribution fees – Class L	1,117,330	599,132	1,312,284
Total Expenses	4,299,598	2,339,399	7,941,149
Less management fees waived	577,664	309,516	877,363
Net Expenses	3,721,934	2,029,883	7,063,786
NET INVESTMENT INCOME	19,056,872	10,109,799	39,176,039
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(626,382)	2,783,442	5,587,830
Realized gain distributions received, affiliated	25,645,948	21,564,342	111,347,173
Net Realized Gain	25,019,566	24,347,784	116,935,003
Net change in unrealized depreciation on investments, affiliated	(68,179,485)	(54,109,431)	(254,357,268)
Net Realized and Unrealized Loss	(43,159,919)	(29,761,647)	(137,422,265)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,103,047)	$(19,651,848)	$(98,246,226)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$949,410	$-
Dividends, affiliated	18,975,349	20,196,108
Total Income	19,924,759	20,196,108
EXPENSES:
Management fees	702,246	754,295
Shareholder services fees – Investor Class	1,501,460	1,924,452
Shareholder services fees – Class L	740,397	407,161
Distribution fees – Class L	527,466	290,066
Total Expenses	3,471,569	3,375,974
Less management fees waived	221,548	-
Net Expenses	3,250,021	3,375,974
NET INVESTMENT INCOME	16,674,738	16,820,134
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	7,826,567	10,949,747
Realized gain distributions received, affiliated	56,533,963	81,279,749
Net Realized Gain	64,360,530	92,229,496
Net change in unrealized depreciation on investments, affiliated	(131,470,393)	(182,622,856)
Net Realized and Unrealized Loss	(67,109,863)	(90,393,360)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(50,435,125)	$(73,573,226)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Conservative Profile Fund	2018	2017
OPERATIONS:
Net investment income	$19,056,872	$14,791,385
Net realized gain	25,019,566	12,399,034
Net change in unrealized appreciation (depreciation)	(68,179,485)	16,290,879
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,103,047)	43,481,298
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(13,251,453)	(10,830,579) (a)
Class L	(20,529,334)	(13,138,210) (b)
Institutional Class	(2,001,897)	(1,094,301) (c)
From Net Investment Income and Net Realized Gains	(35,782,684)	(25,063,090)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	74,869,979	74,335,807
Class L	180,313,526	218,581,340
Institutional Class	22,392,294	11,117,374
Shares issued in reinvestment of distributions
Investor Class	13,251,453	10,830,579
Class L	20,529,334	13,138,210
Institutional Class	2,001,897	1,094,301
Shares issued in connection with fund reorganization
Investor Class	N/A	49,144,192
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(120,090,642)	(101,804,615)
Class L	(134,096,419)	(94,863,554)
Institutional Class	(8,516,014)	(6,779,954)
Net Increase in Net Assets Resulting from Capital Share Transactions	50,655,408	174,793,680
Total Increase (Decrease) in Net Assets	(9,230,323)	193,211,888
NET ASSETS:
Beginning of year	728,784,854	535,572,966
End of year(d)	$719,554,531	$728,784,854
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,252,980	9,047,981
Class L	19,279,599	23,214,973
Institutional Class	2,259,089	1,111,325
Shares issued in reinvestment of distributions
Investor Class	1,707,707	1,321,165
Class L	2,279,201	1,390,996
Institutional Class	210,530	109,384
Shares issued in connection with fund reorganization
Investor Class	N/A	5,968,302
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(14,847,362)	(12,396,967)
Class L	(14,334,584)	(10,063,172)
Institutional Class	(860,511)	(678,520)
Net Increase	4,946,649	19,025,467
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $6,157,619 and net realized gains of $4,672,960. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $6,956,910 and net realized gains of $6,181,300. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $690,672 and net realized gains of $403,629. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $2,813,864. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Moderately Conservative Profile Fund	2018	2017
OPERATIONS:
Net investment income	$10,109,799	$8,196,393
Net realized gain	24,347,784	11,011,541
Net change in unrealized appreciation (depreciation)	(54,109,431)	10,871,229
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,651,848)	30,079,163
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(8,981,151)	(7,106,707) (a)
Class L	(15,528,231)	(7,623,347) (b)
Institutional Class	(1,368,284)	(818,786) (c)
From Net Investment Income and Net Realized Gains	(25,877,666)	(15,548,840)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	28,489,799	29,237,036
Class L	124,021,514	118,083,170
Institutional Class	6,653,130	5,971,545
Shares issued in reinvestment of distributions
Investor Class	8,981,151	7,106,707
Class L	15,528,231	7,623,347
Institutional Class	1,368,284	818,786
Shares issued in connection with fund reorganization
Investor Class	N/A	56,287,556
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(68,749,976)	(51,581,317)
Class L	(69,408,243)	(52,899,975)
Institutional Class	(5,603,775)	(2,075,684)
Net Increase in Net Assets Resulting from Capital Share Transactions	41,280,115	118,571,171
Total Increase (Decrease) in Net Assets	(4,249,399)	133,101,494
NET ASSETS:
Beginning of year	389,976,002	256,874,508
End of year(d)	$385,726,603	$389,976,002
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,228,397	3,306,472
Class L	12,727,188	12,089,644
Institutional Class	660,079	595,088
Shares issued in reinvestment of distributions
Investor Class	1,083,765	800,175
Class L	1,688,223	775,406
Institutional Class	144,372	80,840
Shares issued in connection with fund reorganization
Investor Class	N/A	6,325,937
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(7,833,124)	(5,825,474)
Class L	(7,151,296)	(5,408,420)
Institutional Class	(555,130)	(206,593)
Net Increase	3,992,474	12,533,075
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $3,595,801 and net realized gains of $3,510,906. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $3,753,051 and net realized gains of $3,870,296. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $467,276 and net realized gains of $351,510. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $421,978. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Moderate Profile Fund	2018	2017
OPERATIONS:
Net investment income	$39,176,039	$36,957,050
Net realized gain	116,935,003	84,842,716
Net change in unrealized appreciation (depreciation)	(254,357,268)	42,432,001
Net Increase (Decrease) in Net Assets Resulting from Operations	(98,246,226)	164,231,767
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(79,613,273)	(69,498,255) (a)
Class L	(34,861,110)	(18,219,440) (b)
Institutional Class	(9,304,991)	(4,890,865) (c)
From Net Investment Income and Net Realized Gains	(123,779,374)	(92,608,560)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	181,566,616	194,285,284
Class L	321,522,351	256,105,790
Institutional Class	68,596,318	28,199,678
Shares issued in reinvestment of distributions
Investor Class	79,613,273	69,498,255
Class L	34,861,110	18,219,440
Institutional Class	9,304,991	4,890,865
Shares issued in connection with fund reorganization
Investor Class	N/A	213,861,480
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(416,883,625)	(338,656,544)
Class L	(157,231,754)	(100,712,170)
Institutional Class	(21,919,197)	(11,035,534)
Net Increase in Net Assets Resulting from Capital Share Transactions	99,430,083	334,656,544
Total Increase (Decrease) in Net Assets	(122,595,517)	406,279,751
NET ASSETS:
Beginning of year	1,582,290,195	1,176,010,444
End of year(d)	$1,459,694,678	$1,582,290,195
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	25,229,052	26,475,376
Class L	30,247,013	24,199,445
Institutional Class	6,743,251	2,783,719
Shares issued in reinvestment of distributions
Investor Class	11,950,992	9,493,790
Class L	3,491,742	1,702,204
Institutional Class	983,871	478,449
Shares issued in connection with fund reorganization
Investor Class	N/A	28,892,001
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(57,875,923)	(46,160,604)
Class L	(14,806,110)	(9,535,933)
Institutional Class	(2,157,095)	(1,085,696)
Net Increase	3,806,793	37,242,751
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $26,562,989 and net realized gains of $42,935,266. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $6,166,018 and net realized gains of $12,053,422. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $2,164,376 and net realized gains of $2,726,489. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $8,984,235. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Moderately Aggressive Profile Fund	2018	2017
OPERATIONS:
Net investment income	$16,674,738	$17,870,732
Net realized gain	64,360,530	39,016,994
Net change in unrealized appreciation (depreciation)	(131,470,393)	27,493,680
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,435,125)	84,381,406
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(39,389,021)	(29,551,400) (a)
Class L	(19,118,502)	(9,458,626) (b)
Institutional Class	(5,731,768)	(2,718,139) (c)
From Net Investment Income and Net Realized Gains	(64,239,291)	(41,728,165)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	65,252,206	65,699,227
Class L	107,355,818	124,500,249
Institutional Class	21,869,068	15,705,462
Shares issued in reinvestment of distributions
Investor Class	39,389,021	29,551,400
Class L	19,118,502	9,458,626
Institutional Class	5,731,768	2,718,139
Shares issued in connection with fund reorganization
Investor Class	N/A	164,101,237
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(198,782,851)	(106,717,057)
Class L	(77,056,728)	(64,876,784)
Institutional Class	(10,107,512)	(5,613,660)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(27,230,708)	234,526,839
Total Increase (Decrease) in Net Assets	(141,905,124)	277,180,080
NET ASSETS:
Beginning of year	744,226,443	467,046,363
End of year(d)	$602,321,319	$744,226,443
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,867,369	7,905,122
Class L	11,118,838	12,976,000
Institutional Class	2,123,455	1,550,048
Shares issued in reinvestment of distributions
Investor Class	5,235,812	3,530,843
Class L	2,155,653	968,538
Institutional Class	609,308	263,033
Shares issued in connection with fund reorganization
Investor Class	N/A	19,573,844
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(23,980,880)	(12,820,758)
Class L	(7,977,111)	(6,763,394)
Institutional Class	(980,187)	(555,967)
Net Increase (Decrease)	(3,827,743)	26,627,309
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $12,338,973 and net realized gains of $17,212,427. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $3,782,573 and net realized gains of $5,676,053. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $1,311,035 and net realized gains of $1,407,104. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $1,861,740. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Aggressive Profile Fund	2018	2017
OPERATIONS:
Net investment income	$16,820,134	$21,827,975
Net realized gain	92,229,496	66,985,576
Net change in unrealized appreciation (depreciation)	(182,622,856)	42,735,976
Net Increase (Decrease) in Net Assets Resulting from Operations	(73,573,226)	131,549,527
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(68,191,114)	(49,600,141) (a)
Class L	(8,893,130)	(4,383,535) (b)
Institutional Class	(9,871,315)	(4,132,804) (c)
From Net Investment Income and Net Realized Gains	(86,955,559)	(58,116,480)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	109,860,815	125,221,171
Class L	57,847,803	55,878,972
Institutional Class	54,023,486	28,536,844
Shares issued in reinvestment of distributions
Investor Class	68,191,114	49,600,141
Class L	8,893,130	4,383,535
Institutional Class	9,871,315	4,132,804
Shares issued in connection with fund reorganization
Investor Class	N/A	95,864,304
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(272,860,095)	(193,051,027)
Class L	(43,176,723)	(30,776,342)
Institutional Class	(14,656,776)	(13,905,559)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(22,005,931)	125,884,843
Total Increase (Decrease) in Net Assets	(182,534,716)	199,317,890
NET ASSETS:
Beginning of year	805,905,987	606,588,097
End of year(d)	$623,371,271	$805,905,987
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	15,558,379	17,624,143
Class L	4,416,028	4,520,027
Institutional Class	5,160,044	2,810,627
Shares issued in reinvestment of distributions
Investor Class	10,988,833	6,893,973
Class L	746,127	337,827
Institutional Class	1,061,651	394,303
Shares issued in connection with fund reorganization
Investor Class	N/A	13,301,739
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(38,481,076)	(27,157,612)
Class L	(3,333,447)	(2,472,652)
Institutional Class	(1,405,719)	(1,371,078)
Net Increase (Decrease)	(5,289,180)	14,881,297
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $13,855,945 and net realized gains of $35,744,196. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $970,645 and net realized gains of $3,412,890. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $1,359,925 and net realized gains of $2,772,879. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $9,860,541. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$ 8.19	0.21	(0.46)	(0.25)	(0.24)	(0.21)	(0.45)	$ 7.49	(3.15%)
12/31/2017	$ 7.95	0.19	0.39	0.58	(0.20)	(0.14)	(0.34)	$ 8.19	7.39%
12/31/2016	$ 7.82	0.16	0.33	0.49	(0.16)	(0.20)	(0.36)	$ 7.95	6.26%
12/31/2015	$ 8.46	0.19	(0.26)	(0.07)	(0.24)	(0.33)	(0.57)	$ 7.82	(0.95%)
12/31/2014	$ 8.61	0.24	0.20	0.44	(0.27)	(0.32)	(0.59)	$ 8.46	5.05%
Class L
12/31/2018	$ 9.46	0.24	(0.55)	(0.31)	(0.20)	(0.21)	(0.41)	$ 8.74	(3.32%)
12/31/2017	$ 9.13	0.21	0.43	0.64	(0.17)	(0.14)	(0.31)	$ 9.46	7.05%
12/31/2016	$ 8.93	0.18	0.35	0.53	(0.13)	(0.20)	(0.33)	$ 9.13	5.97%
12/31/2015	$ 9.54	0.22	(0.32)	(0.10)	(0.18)	(0.33)	(0.51)	$ 8.93	(1.15%)
12/31/2014	$ 9.63	0.28	0.18	0.46	(0.23)	(0.32)	(0.55)	$ 9.54	4.79%
Institutional Class
12/31/2018	$10.02	0.33	(0.61)	(0.28)	(0.27)	(0.21)	(0.48)	$ 9.26	(2.79%)
12/31/2017	$ 9.67	0.28	0.46	0.74	(0.25)	(0.14)	(0.39)	$10.02	7.73%
12/31/2016	$ 9.39	0.27	0.35	0.62	(0.14)	(0.20)	(0.34)	$ 9.67	6.66%
12/31/2015 (d)	$10.00	0.21	(0.43)	(0.22)	(0.18)	(0.21)	(0.39)	$ 9.39	(2.28%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$219,486	0.45%	0.37%	2.60%	25%
12/31/2017	$271,766	0.45%	0.37%	2.33%	13%
12/31/2016	$232,585	0.45%	0.38%	2.00%	21%
12/31/2015	$251,629	0.32%	0.27%	2.22%	33% (h)
12/31/2014	$327,351	0.10%	0.10%	2.70%	20%
Class L
12/31/2018	$457,740	0.70%	0.62%	2.53%	25%
12/31/2017	$427,340	0.70%	0.62%	2.27%	13%
12/31/2016	$279,584	0.70%	0.63%	1.99%	21%
12/31/2015	$164,862	0.61%	0.55%	2.35%	33% (h)
12/31/2014	$ 89,421	0.35%	0.35%	2.87%	20%
Institutional Class
12/31/2018	$ 42,329	0.10%	0.02%	3.33%	25%
12/31/2017	$ 29,679	0.10%	0.02%	2.78%	13%
12/31/2016	$ 23,404	0.10%	0.03%	2.84%	21%
12/31/2015 (d)	$ 6,412	0.10% (i)	0.02% (i)	3.15% (i)	33% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$ 8.90	0.21	(0.62)	(0.41)	(0.24)	(0.37)	(0.61)	$ 7.88	(4.73%)
12/31/2017	$ 8.47	0.23	0.61	0.84	(0.22)	(0.19)	(0.41)	$ 8.90	10.07%
12/31/2016	$ 8.28	0.16	0.44	0.60	(0.15)	(0.26)	(0.41)	$ 8.47	7.39%
12/31/2015	$ 8.97	0.20	(0.28)	(0.08)	(0.22)	(0.39)	(0.61)	$ 8.28	(0.82%)
12/31/2014	$ 9.10	0.27	0.26	0.53	(0.28)	(0.38)	(0.66)	$ 8.97	5.79%
Class L
12/31/2018	$ 9.86	0.25	(0.72)	(0.47)	(0.21)	(0.37)	(0.58)	$ 8.81	(4.88%)
12/31/2017	$ 9.34	0.24	0.66	0.90	(0.19)	(0.19)	(0.38)	$ 9.86	9.75%
12/31/2016	$ 9.10	0.18	0.45	0.63	(0.13)	(0.26)	(0.39)	$ 9.34	7.05%
12/31/2015	$ 9.77	0.24	(0.34)	(0.10)	(0.18)	(0.39)	(0.57)	$ 9.10	(1.03%)
12/31/2014	$ 9.85	0.43	0.12	0.55	(0.25)	(0.38)	(0.63)	$ 9.77	5.56%
Institutional Class
12/31/2018	$10.16	0.30	(0.73)	(0.43)	(0.29)	(0.37)	(0.66)	$ 9.07	(4.35%)
12/31/2017	$ 9.62	0.30	0.70	1.00	(0.27)	(0.19)	(0.46)	$10.16	10.48%
12/31/2016	$ 9.35	0.28	0.42	0.70	(0.17)	(0.26)	(0.43)	$ 9.62	7.61%
12/31/2015 (d)	$10.00	0.24	(0.50)	(0.26)	(0.20)	(0.19)	(0.39)	$ 9.35	(2.85%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$113,771	0.45%	0.37%	2.42%	31%
12/31/2017	$159,718	0.45%	0.37%	2.56%	20%
12/31/2016	$113,001	0.45%	0.38%	1.89%	25%
12/31/2015	$119,532	0.34%	0.28%	2.26%	28% (h)
12/31/2014	$118,432	0.10%	0.10%	2.90%	19%
Class L
12/31/2018	$252,301	0.70%	0.62%	2.53%	31%
12/31/2017	$210,781	0.70%	0.62%	2.46%	20%
12/31/2016	$129,943	0.70%	0.63%	1.95%	25%
12/31/2015	$ 69,408	0.62%	0.56%	2.47%	28% (h)
12/31/2014	$ 28,566	0.35%	0.35%	4.27%	19%
Institutional Class
12/31/2018	$ 19,655	0.10%	0.02%	3.00%	31%
12/31/2017	$ 19,477	0.10%	0.02%	2.93%	20%
12/31/2016	$ 13,930	0.10%	0.03%	2.87%	25%
12/31/2015 (d)	$ 547	0.10% (i)	0.02% (i)	3.63% (i)	28% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$ 7.32	0.17	(0.60)	(0.43)	(0.21)	(0.47)	(0.68)	$ 6.21	(6.30%)
12/31/2017	$ 6.94	0.19	0.70	0.89	(0.20)	(0.31)	(0.51)	$ 7.32	12.94%
12/31/2016	$ 6.91	0.12	0.45	0.57	(0.13)	(0.41)	(0.54)	$ 6.94	8.35%
12/31/2015	$ 7.69	0.16	(0.21)	(0.05)	(0.19)	(0.54)	(0.73)	$ 6.91	(0.65%)
12/31/2014	$ 7.97	0.24	0.28	0.52	(0.26)	(0.54)	(0.80)	$ 7.69	6.44%
Class L
12/31/2018	$10.75	0.27	(0.93)	(0.66)	(0.17)	(0.47)	(0.64)	$ 9.45	(6.45%)
12/31/2017	$ 9.98	0.29	0.96	1.25	(0.17)	(0.31)	(0.48)	$10.75	12.56%
12/31/2016	$ 9.72	0.18	0.60	0.78	(0.11)	(0.41)	(0.52)	$ 9.98	8.14%
12/31/2015	$10.50	0.25	(0.35)	(0.10)	(0.14)	(0.54)	(0.68)	$ 9.72	(0.96%)
12/31/2014	$10.60	0.34	0.32	0.66	(0.22)	(0.54)	(0.76)	$10.50	6.22%
Institutional Class
12/31/2018	$10.26	0.33	(0.91)	(0.58)	(0.24)	(0.47)	(0.71)	$ 8.97	(5.91%)
12/31/2017	$ 9.56	0.31	0.95	1.26	(0.25)	(0.31)	(0.56)	$10.26	13.29%
12/31/2016	$ 9.28	0.24	0.55	0.79	(0.10)	(0.41)	(0.51)	$ 9.56	8.67%
12/31/2015 (d)	$10.00	0.27	(0.56)	(0.29)	(0.14)	(0.29)	(0.43)	$ 9.28	(2.95%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 749,829	0.45%	0.39%	2.36%	31%
12/31/2017	$1,034,643	0.45%	0.39%	2.64%	18%
12/31/2016	$ 851,580	0.45%	0.40%	1.77%	26%
12/31/2015	$ 922,155	0.33%	0.29%	2.14%	27% (h)
12/31/2014	$1,058,466	0.10%	0.10%	2.98%	16%
Class L
12/31/2018	$ 575,529	0.70%	0.64%	2.59%	31%
12/31/2017	$ 451,168	0.70%	0.65%	2.73%	18%
12/31/2016	$ 255,341	0.70%	0.65%	1.80%	26%
12/31/2015	$ 165,462	0.61%	0.57%	2.38%	27% (h)
12/31/2014	$ 86,301	0.35%	0.35%	3.13%	16%
Institutional Class
12/31/2018	$ 134,337	0.10%	0.04%	3.26%	31%
12/31/2017	$ 96,479	0.10%	0.04%	3.09%	18%
12/31/2016	$ 69,089	0.10%	0.05%	2.57%	26%
12/31/2015 (d)	$ 19,943	0.10% (i)	0.05% (i)	4.18% (i)	27% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$ 8.40	0.19	(0.79)	(0.60)	(0.22)	(0.64)	(0.86)	$ 6.94	(7.62%)
12/31/2017	$ 7.75	0.25	0.93	1.18	(0.23)	(0.30)	(0.53)	$ 8.40	15.42%
12/31/2016	$ 7.69	0.13	0.56	0.69	(0.13)	(0.50)	(0.63)	$ 7.75	9.23%
12/31/2015	$ 8.54	0.18	(0.24)	(0.06)	(0.19)	(0.60)	(0.79)	$ 7.69	(0.64%)
12/31/2014	$ 8.77	0.28	0.34	0.62	(0.28)	(0.57)	(0.85)	$ 8.54	7.06%
Class L
12/31/2018	$ 9.83	0.23	(0.97)	(0.74)	(0.18)	(0.64)	(0.82)	$ 8.27	(7.89%)
12/31/2017	$ 8.98	0.27	1.08	1.35	(0.20)	(0.30)	(0.50)	$ 9.83	15.19%
12/31/2016	$ 8.82	0.16	0.61	0.77	(0.11)	(0.50)	(0.61)	$ 8.98	8.93%
12/31/2015	$ 9.66	0.23	(0.33)	(0.10)	(0.14)	(0.60)	(0.74)	$ 8.82	(0.99%)
12/31/2014	$ 9.80	0.43	0.24	0.67	(0.24)	(0.57)	(0.81)	$ 9.66	6.84%
Institutional Class
12/31/2018	$10.40	0.31	(1.04)	(0.73)	(0.26)	(0.64)	(0.90)	$ 8.77	(7.30%)
12/31/2017	$ 9.49	0.33	1.16	1.49	(0.28)	(0.30)	(0.58)	$10.40	15.88%
12/31/2016	$ 9.25	0.25	0.61	0.86	(0.12)	(0.50)	(0.62)	$ 9.49	9.52%
12/31/2015 (d)	$10.00	0.26	(0.57)	(0.31)	(0.17)	(0.27)	(0.44)	$ 9.25	(3.22%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$330,334	0.45%	0.42%	2.27%	38%
12/31/2017	$491,402	0.45%	0.42%	3.00%	18%
12/31/2016	$312,433	0.45%	0.42%	1.73%	30%
12/31/2015	$316,691	0.33%	0.31%	2.09%	29% (h)
12/31/2014	$340,089	0.10%	0.10%	3.16%	15%
Class L
12/31/2018	$211,270	0.70%	0.67%	2.41%	38%
12/31/2017	$199,087	0.70%	0.67%	2.84%	18%
12/31/2016	$117,482	0.70%	0.67%	1.82%	30%
12/31/2015	$ 70,855	0.61%	0.59%	2.41%	29% (h)
12/31/2014	$ 29,225	0.35%	0.35%	4.25%	15%
Institutional Class
12/31/2018	$ 60,717	0.10%	0.07%	3.02%	38%
12/31/2017	$ 53,737	0.10%	0.07%	3.24%	18%
12/31/2016	$ 37,132	0.10%	0.07%	2.60%	30%
12/31/2015 (d)	$ 1,473	0.10% (i)	0.07% (i)	3.96% (i)	29% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$ 7.21	0.15	(0.84)	(0.69)	(0.18)	(0.80)	(0.98)	$ 5.54	(10.41%)
12/31/2017	$ 6.49	0.22	1.11	1.33	(0.17)	(0.44)	(0.61)	$ 7.21	20.62%
12/31/2016	$ 6.64	0.10	0.60	0.70	(0.17)	(0.68)	(0.85)	$ 6.49	11.04%
12/31/2015	$ 7.76	0.14	(0.19)	(0.05)	(0.19)	(0.88)	(1.07)	$ 6.64	(0.64%)
12/31/2014	$ 8.23	0.27	0.42	0.69	(0.28)	(0.88)	(1.16)	$ 7.76	8.34%
Class L
12/31/2018	$13.12	0.29	(1.63)	(1.34)	(0.14)	(0.80)	(0.94)	$10.84	(10.75%)
12/31/2017	$11.37	0.38	1.94	2.32	(0.13)	(0.44)	(0.57)	$13.12	20.44%
12/31/2016	$11.08	0.19	0.96	1.15	(0.18)	(0.68)	(0.86)	$11.37	10.63%
12/31/2015	$12.23	0.25	(0.35)	(0.10)	(0.17)	(0.88)	(1.05)	$11.08	(0.76%)
12/31/2014	$12.36	0.45	0.54	0.99	(0.24)	(0.88)	(1.12)	$12.23	7.96%
Institutional Class
12/31/2018	$10.57	0.34	(1.35)	(1.01)	(0.21)	(0.80)	(1.01)	$ 8.55	(10.23%)
12/31/2017	$ 9.27	0.37	1.59	1.96	(0.22)	(0.44)	(0.66)	$10.57	21.23%
12/31/2016	$ 9.08	0.20	0.80	1.00	(0.13)	(0.68)	(0.81)	$ 9.27	11.33%
12/31/2015 (d)	$10.00	0.30	(0.68)	(0.38)	(0.03)	(0.51)	(0.54)	$ 9.08	(3.83%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$414,608	0.45%	0.45%	2.06%	40%
12/31/2017	$625,485	0.45%	0.45%	3.06%	21%
12/31/2016	$493,509	0.45%	0.45%	1.53%	30%
12/31/2015	$524,461	0.33%	0.33%	1.86%	28% (h)
12/31/2014	$651,746	0.10%	0.10%	3.26%	16%
Class L
12/31/2018	$108,800	0.70%	0.70%	2.25%	40%
12/31/2017	$107,725	0.70%	0.70%	3.04%	21%
12/31/2016	$ 66,271	0.70%	0.70%	1.69%	30%
12/31/2015	$ 41,987	0.60%	0.60%	2.02%	28% (h)
12/31/2014	$ 27,959	0.35%	0.35%	3.60%	16%
Institutional Class
12/31/2018	$ 99,964	0.10%	0.10%	3.27%	40%
12/31/2017	$ 72,696	0.10%	0.10%	3.60%	21%
12/31/2016	$ 46,807	0.10%	0.10%	2.12%	30%
12/31/2015 (d)	$ 20,858	0.10% (i)	0.10% (i)	4.56% (i)	28% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Aggressive Profile Fund and Great-West Aggressive Profile Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile Fund; to seek capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Annual Report - December 31, 2018

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
Great-West Conservative Profile Fund
	2018	2017
Ordinary income	$18,120,789	$13,805,201
Long-term capital gain	17,661,895	11,257,889
	$35,782,684	$25,063,090
Great-West Moderately Conservative Profile Fund
	2018	2017
Ordinary income	$9,918,581	$7,816,128
Long-term capital gain	15,959,085	7,732,712
	$25,877,666	$15,548,840

Annual Report - December 31, 2018

Great-West Moderate Profile Fund
	2018	2017
Ordinary income	$37,550,497	$34,893,383
Long-term capital gain	86,228,877	57,715,177
	$123,779,374	$92,608,560
Great-West Moderately Aggressive Profile Fund
	2018	2017
Ordinary income	$16,376,669	$17,432,581
Long-term capital gain	47,862,622	24,295,584
	$64,239,291	$41,728,165
Great-West Aggressive Profile Fund
	2018	2017
Ordinary income	$16,134,190	$16,186,515
Long-term capital gain	70,821,369	41,929,965
	$86,955,559	$58,116,480
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Great-West Moderately Conservative Profile Fund has reclassified $12,587 from Paid-in capital to Total distributable earnings for December 31, 2018. The Great-West Moderately Aggressive Profile Fund has reclassified $744,957 from Paid-in capital to Total distributable earnings for December 31, 2018. Net assets of each Fund were unaffected by the reclassifications.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
Great-West Conservative Profile Fund
Undistributed net investment income	$3,421,148
Undistributed long-term capital gains	20,914,869
Capital loss carryforwards	—
Post-October losses	(942)
Net unrealized depreciation	(112,867,016)
Tax composition of capital	$(88,531,941)
Great-West Moderately Conservative Profile Fund
Undistributed net investment income	$406,484
Undistributed long-term capital gains	19,805,388
Capital loss carryforwards	—
Post-October losses	(37)
Net unrealized depreciation	(73,543,589)
Tax composition of capital	$(53,331,754)

Annual Report - December 31, 2018

Great-West Moderate Profile Fund
Undistributed net investment income	$9,617,096
Undistributed long-term capital gains	93,646,038
Capital loss carryforwards	—
Post-October losses	(17,603)
Net unrealized depreciation	(458,526,913)
Tax composition of capital	$(355,281,382)
Great-West Moderately Aggressive Profile Fund
Undistributed net investment income	$1,623,815
Undistributed long-term capital gains	50,280,048
Capital loss carryforwards	—
Post-October losses	(112,502)
Net unrealized depreciation	(193,083,276)
Tax composition of capital	$(141,291,915)
Great-West Aggressive Profile Fund
Undistributed net investment income	$9,888,132
Undistributed long-term capital gains	65,859,200
Capital loss carryforwards	—
Post-October losses	(644,663)
Net unrealized depreciation	(288,368,607)
Tax composition of capital	$(213,265,938)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
	Post-October Ordinary Losses	Post-October Capital Losses
Great-West Conservative Profile Fund	$—	$(942)
Great-West Moderately Conservative Profile Fund	—	(37)
Great-West Moderate Profile Fund	—	(17,603)
Great-West Moderately Aggressive Profile Fund	—	(112,502)
Great-West Aggressive Profile Fund	—	(644,663)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile Fund	$832,734,093	$—	$(112,867,016)	$(112,867,016)
Great-West Moderately Conservative Profile Fund	459,441,620	—	(73,543,589)	(73,543,589)
Great-West Moderate Profile Fund	1,918,800,071	—	(458,526,913)	(458,526,913)
Great-West Moderately Aggressive Profile Fund	795,650,151	—	(193,083,276)	(193,083,276)
Great-West Aggressive Profile Fund	911,977,530	—	(288,368,607)	(288,368,607)
Application of Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic

Annual Report - December 31, 2018

820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2018, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Annual Report - December 31, 2018

Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,117,241	$ 57,401,632	$ 8,718,028	$16,083,440	$ (332,130)	$ (1,678,290)	$ 1,595,272	$ 48,357,930	6.72%
Great-West Global Bond Fund Institutional Class	7,415,569	70,849,839	13,564,239	18,225,747	(1,952,256)	(115,609)	1,973,161	66,072,722	9.18
Great-West Inflation-Protected Securities Fund Institutional Class	3,484,525	-	39,543,001	4,822,954	(61,497)	(1,791,285)	1,555,153	32,928,762	4.58
Great-West Multi-Sector Bond Fund Institutional Class	7,435,108	74,908,952	12,569,783	16,856,914	(1,114,525)	(4,375,012)	3,127,115	66,246,809	9.21
Great-West Putnam High Yield Bond Institutional Class	4,134,327	38,302,249	7,521,750	6,091,664	(114,075)	(3,598,313)	2,403,029	36,134,022	5.02
Great-West Short Duration Bond Fund Institutional Class	4,433,607	46,979,224	6,688,173	10,230,571	(280,872)	(563,851)	1,257,633	42,872,975	5.96
Great-West U.S. Government Securities Fund Institutional Class	5,185,428	57,374,750	9,291,352	17,991,404	(793,753)	(294,659)	1,547,456	48,380,039	6.72
					(4,649,108)	(12,417,019)	13,458,819	340,993,259	47.39
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,600,864	-	18,302,695	3,054,136	(276,580)	(2,793,834)	186,849	12,454,725	1.73
Great-West International Growth Fund Institutional Class	1,765,129	14,413,816	6,747,222	4,276,136	397,775	(4,476,045)	88,853	12,408,857	1.72
Great-West International Value Fund Institutional Class	4,070,778	35,890,051	17,682,036	10,310,476	2,156,863	(14,603,336)	725,865	28,658,275	3.98
Great-West Invesco Small Cap Value Fund Institutional Class	853,107	4,880,905	4,971,217	1,426,996	291,524	(1,813,548)	305,601	6,611,578	0.92
Great-West Large Cap Growth Fund Institutional Class	2,557,693	22,614,342	12,168,607	7,680,945	914,874	(4,952,382)	93,739	22,149,622	3.08
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,031,206	4,893,174	4,987,476	1,490,799	29,909	(1,779,820)	35,927	6,610,031	0.92
Great-West Mid Cap Value Fund Institutional Class	3,324,538	30,655,026	11,065,336	9,342,718	627,852	(6,512,743)	1,896,704	25,864,901	3.60
Great-West Putnam Equity Income Fund Institutional Class	3,177,280	28,342,774	11,331,429	8,166,185	529,303	(6,026,234)	878,962	25,481,784	3.54
Great-West Real Estate Index Fund Institutional Class	4,445,980	36,676,835	13,739,910	12,189,005	(1,073,979)	(2,437,600)	1,272,451	35,790,140	4.97
Great-West Small Cap Growth Fund Institutional Class	596,342	3,945,275	4,845,612	1,490,787	750,072	(1,938,983)	317,007	5,361,117	0.75
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,756,437	28,282,517	12,127,996	8,707,702	(266,277)	(6,271,732)	806,188	25,431,079	3.53
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,539,721	8,751,659	6,933,963	2,982,322	(58,610)	(2,156,209)	233,366	10,547,091	1.47
					4,022,726	(55,762,466)	6,841,512	217,369,200	30.21
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	161,504,618	163,928,872	20,575,701	25,478,430	-	-	2,478,475	161,504,618	22.44
					0	0	2,478,475	161,504,618	22.44
				Total	$ (626,382)	$(68,179,485)	$22,778,806	$719,867,077	100.04%

Annual Report - December 31, 2018

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,150,633	$24,171,271	$ 5,526,508	$ 8,691,482	$ (187,764)	$ (682,818)	$ 689,169	$ 20,323,479	5.27%
Great-West Global Bond Fund Institutional Class	3,114,828	29,797,568	8,066,869	9,631,375	(460,740)	(479,940)	864,541	27,753,122	7.19
Great-West Inflation-Protected Securities Fund Institutional Class	1,464,551	-	17,998,680	3,417,760	(48,447)	(740,916)	663,274	13,840,004	3.59
Great-West Multi-Sector Bond Fund Institutional Class	3,127,271	31,513,761	7,865,144	9,504,077	(357,109)	(2,010,842)	1,351,385	27,863,986	7.22
Great-West Putnam High Yield Bond Institutional Class	1,740,293	16,132,665	4,430,606	3,847,912	(95,332)	(1,505,198)	1,036,521	15,210,161	3.94
Great-West Short Duration Bond Fund Institutional Class	153,775	2,963,914	380,762	1,848,002	(20,353)	(9,664)	44,718	1,487,010	0.39
Great-West U.S. Government Securities Fund Institutional Class	2,179,412	24,163,832	5,480,073	9,326,657	(489,100)	16,664	666,165	20,333,912	5.27
					(1,658,845)	(5,412,714)	5,315,773	126,811,674	32.87
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,384,380	-	15,809,450	2,547,038	(274,060)	(2,491,934)	163,798	10,770,478	2.79
Great-West International Growth Fund Institutional Class	1,528,251	12,450,783	5,825,246	3,405,756	527,476	(4,126,668)	76,860	10,743,605	2.79
Great-West International Value Fund Institutional Class	3,522,632	31,122,167	15,353,290	8,916,053	1,831,634	(12,760,075)	627,897	24,799,329	6.43
Great-West Invesco Small Cap Value Fund Institutional Class	740,168	4,189,911	4,172,894	1,042,102	237,009	(1,584,404)	265,627	5,736,299	1.49
Great-West Large Cap Growth Fund Institutional Class	2,226,690	19,563,996	9,585,127	5,429,208	882,256	(4,436,777)	84,133	19,283,138	5.00
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	894,411	4,196,686	4,169,763	1,037,266	43,867	(1,596,008)	31,805	5,733,175	1.49
Great-West Mid Cap Value Fund Institutional Class	2,880,613	26,444,335	9,271,084	7,368,877	714,331	(5,935,371)	1,655,197	22,411,171	5.81
Great-West Putnam Equity Income Fund Institutional Class	2,756,268	24,517,004	9,237,953	6,295,120	496,578	(5,354,571)	770,174	22,105,266	5.73
Great-West Real Estate Index Fund Institutional Class	2,143,580	17,692,361	7,128,503	6,566,847	(675,044)	(998,202)	629,208	17,255,815	4.47
Great-West Small Cap Growth Fund Institutional Class	520,974	3,389,978	4,026,512	1,109,270	585,958	(1,623,663)	274,642	4,683,557	1.21
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,259,135	24,505,313	10,271,406	6,895,541	47,418	(5,816,837)	714,758	22,064,341	5.72
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,340,891	7,559,913	5,769,203	2,171,803	24,864	(1,972,207)	202,091	9,185,106	2.38
					4,442,287	(48,696,717)	5,496,190	174,771,280	45.31
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	84,315,077	85,761,781	18,644,446	21,418,869	-	-	1,327,719	84,315,077	21.86
					0	0	1,327,719	84,315,077	21.86
				Total	$ 2,783,442	$(54,109,431)	$12,139,682	$385,898,031	100.04%

Annual Report - December 31, 2018

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,910,477	$ 71,241,338	$11,673,781	$25,233,032	$ (674,997)	$ (1,828,076)	$ 1,936,463	$ 55,854,011	3.83%
Great-West Global Bond Fund Institutional Class	8,565,044	88,263,842	18,091,893	31,359,658	(3,868,136)	1,318,466	2,408,638	76,314,543	5.23
Great-West Inflation-Protected Securities Fund Institutional Class	4,024,394	-	50,177,347	10,092,617	(150,737)	(2,054,202)	1,832,068	38,030,528	2.60
Great-West Multi-Sector Bond Fund Institutional Class	8,567,684	92,768,079	17,039,822	29,038,750	(2,161,986)	(4,431,091)	3,743,046	76,338,060	5.23
Great-West Putnam High Yield Bond Institutional Class	4,759,657	47,487,845	9,715,193	11,560,934	(407,047)	(4,042,700)	2,865,129	41,599,404	2.85
Great-West Short Duration Bond Fund Institutional Class	409,856	8,705,283	787,803	5,515,686	(68,203)	(14,096)	121,499	3,963,304	0.27
Great-West U.S. Government Securities Fund Institutional Class	5,996,128	71,234,615	11,577,770	26,745,872	(1,255,457)	(122,640)	1,867,779	55,943,873	3.83
					(8,586,563)	(11,174,339)	14,774,622	348,043,723	23.84
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	7,259,225	-	80,479,111	10,263,184	(1,056,688)	(13,739,158)	860,201	56,476,769	3.87
Great-West International Growth Fund Institutional Class	7,996,080	69,682,925	24,881,156	18,675,221	770,618	(19,676,416)	401,851	56,212,444	3.85
Great-West International Value Fund Institutional Class	18,448,122	174,000,850	69,059,811	41,746,919	13,925,428	(71,438,962)	3,283,963	129,874,780	8.90
Great-West Invesco Small Cap Value Fund Institutional Class	3,862,969	23,692,069	20,008,096	6,701,522	37,835	(7,060,636)	1,391,478	29,938,007	2.05
Great-West Large Cap Growth Fund Institutional Class	11,586,602	110,008,064	41,661,335	28,343,700	4,797,931	(22,985,724)	449,537	100,339,975	6.87
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,669,985	23,784,599	19,805,344	6,416,175	(919,604)	(7,239,167)	167,560	29,934,601	2.05
Great-West Mid Cap Value Fund Institutional Class	15,064,083	148,574,621	39,617,421	43,712,191	(229,820)	(27,281,285)	8,712,247	117,198,566	8.03
Great-West Putnam Equity Income Fund Institutional Class	14,397,384	137,583,044	41,498,352	36,193,076	2,005,834	(27,421,297)	4,052,273	115,467,023	7.91
Great-West Real Estate Index Fund Institutional Class	7,148,084	63,377,090	18,585,831	20,787,410	(2,223,732)	(3,633,432)	2,125,694	57,542,079	3.94
Great-West Small Cap Growth Fund Institutional Class	2,703,831	18,962,522	19,129,726	6,433,128	2,064,343	(7,351,682)	1,434,305	24,307,438	1.67
Great-West T. Rowe Price Equity Income Fund Institutional Class	17,014,615	137,730,264	45,526,324	42,290,266	(4,494,858)	(25,777,380)	3,765,387	115,188,942	7.89
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	6,985,975	42,469,194	27,383,214	12,420,688	(502,894)	(9,577,790)	1,057,695	47,853,930	3.28
					14,174,393	(243,182,929)	27,702,191	880,334,554	60.31
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	231,894,881	253,318,393	39,903,799	65,090,323	-	-	3,763,012	231,894,881	15.89
					0	0	3,763,012	231,894,881	15.89
				Total	$ 5,587,830	$(254,357,268)	$46,239,825	$1,460,273,158	100.04%

Annual Report - December 31, 2018

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	1,646,734	$ 22,650,539	$ 3,376,368	$ 9,971,186	$ (289,200)	$ (494,084)	$ 583,200	$ 15,561,637	2.58%
Great-West Global Bond Fund Institutional Class	2,387,180	28,078,001	5,050,216	12,246,463	(1,214,119)	388,017	743,137	21,269,771	3.53
Great-West Inflation-Protected Securities Fund Institutional Class	1,121,267	-	15,713,538	4,545,326	(63,464)	(572,235)	529,209	10,595,977	1.76
Great-West Multi-Sector Bond Fund Institutional Class	2,389,535	29,505,516	4,759,747	11,918,411	(878,415)	(1,056,099)	1,115,351	21,290,753	3.53
Great-West Putnam High Yield Bond Institutional Class	1,328,189	15,125,275	2,653,935	5,072,301	(195,855)	(1,098,539)	847,273	11,608,370	1.93
Great-West Short Duration Bond Fund Institutional Class	1,237,334	16,242,291	2,355,846	6,495,587	(133,302)	(137,525)	393,765	11,965,025	1.99
Great-West U.S. Government Securities Fund Institutional Class	1,669,974	22,650,540	3,421,195	10,600,715	(557,453)	109,842	559,948	15,580,862	2.59
					(3,331,808)	(2,860,623)	4,771,883	107,872,395	17.91
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	3,704,573	-	46,053,403	10,196,350	(1,199,381)	(7,035,479)	454,054	28,821,574	4.79
Great-West International Growth Fund Institutional Class	4,086,422	40,684,102	12,062,166	13,380,037	836,260	(10,638,686)	205,139	28,727,545	4.77
Great-West International Value Fund Institutional Class	9,467,146	101,629,017	34,218,198	30,994,983	8,128,554	(38,203,525)	1,677,769	66,648,707	11.07
Great-West Invesco Small Cap Value Fund Institutional Class	1,969,042	13,822,605	10,244,968	4,972,117	267,326	(3,835,381)	718,963	15,260,075	2.53
Great-West Large Cap Growth Fund Institutional Class	5,909,151	64,266,497	19,782,679	21,334,548	2,881,564	(11,541,381)	248,232	51,173,247	8.50
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,380,872	13,836,480	10,263,261	5,147,113	(547,419)	(3,691,235)	90,919	15,261,393	2.53
Great-West Mid Cap Value Fund Institutional Class	7,681,898	86,532,730	16,957,802	29,233,569	162,769	(14,491,798)	4,534,001	59,765,165	9.92
Great-West Putnam Equity Income Fund Institutional Class	7,338,810	80,283,254	17,789,228	23,949,214	2,158,423	(15,266,014)	2,137,804	58,857,254	9.77
Great-West Real Estate Index Fund Institutional Class	2,582,123	26,098,548	6,669,511	10,744,390	(890,386)	(1,237,576)	817,457	20,786,093	3.45
Great-West Small Cap Growth Fund Institutional Class	1,378,698	11,080,516	10,067,900	4,449,480	1,810,194	(4,304,443)	730,559	12,394,493	2.06
Great-West T. Rowe Price Equity Income Fund Institutional Class	8,684,576	80,289,878	20,117,148	28,048,812	(2,226,961)	(13,563,633)	2,048,511	58,794,581	9.76
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,562,429	24,704,037	13,767,032	9,267,809	(222,568)	(4,800,619)	540,058	24,402,641	4.05
					11,158,375	(128,609,770)	14,203,466	440,892,768	73.20
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	53,801,712	67,034,477	9,194,998	23,377,173	-	-	949,410	53,801,712	8.93
					0	0	949,410	53,801,712	8.93
				Total	$ 7,826,567	$(131,470,393)	$19,924,759	$602,566,875	100.04%

Annual Report - December 31, 2018

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	5,340,724	$ -	$67,575,084	$15,605,260	$ (1,927,335)	$ (10,418,991)	$ 655,962	$ 41,550,833	6.67%
Great-West International Growth Fund Institutional Class	5,879,584	61,551,764	15,267,736	20,440,089	423,985	(15,045,936)	295,509	41,333,475	6.63
Great-West International Value Fund Institutional Class	13,570,813	153,779,562	46,386,204	48,109,608	12,360,008	(56,517,633)	2,419,487	95,538,525	15.33
Great-West Invesco Small Cap Value Fund Institutional Class	2,843,226	20,853,719	14,442,140	8,027,275	(108,758)	(5,233,580)	1,038,305	22,035,004	3.53
Great-West Large Cap Growth Fund Institutional Class	8,538,430	96,908,798	26,253,888	31,720,700	5,038,813	(17,499,181)	371,641	73,942,805	11.86
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,438,856	20,889,259	14,140,315	7,893,391	(1,267,707)	(5,093,119)	131,808	22,043,064	3.54
Great-West Mid Cap Value Fund Institutional Class	11,076,987	130,889,524	22,844,924	46,937,868	(620,965)	(20,617,618)	6,642,692	86,178,962	13.82
Great-West Putnam Equity Income Fund Institutional Class	10,591,560	121,461,235	23,631,190	39,067,206	1,931,861	(21,080,912)	3,109,827	84,944,307	13.63
Great-West Real Estate Index Fund Institutional Class	2,271,429	24,242,941	6,950,696	12,348,274	(1,382,043)	(560,359)	727,078	18,285,004	2.93
Great-West Small Cap Growth Fund Institutional Class	1,993,686	16,745,468	14,002,305	6,873,292	2,264,293	(5,951,241)	1,056,142	17,923,240	2.88
Great-West T. Rowe Price Equity Income Fund Institutional Class	12,499,595	121,481,545	27,849,392	46,819,661	(5,228,846)	(17,889,018)	2,967,133	84,622,258	13.57
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,140,357	37,409,405	19,556,555	15,039,246	(533,559)	(6,715,268)	780,524	35,211,446	5.65
					10,949,747	(182,622,856)	20,196,108	623,608,923	100.04
				Total	$10,949,747	$(182,622,856)	$20,196,108	$623,608,923	100.04%
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile Fund	$243,375,525	$186,272,948
Great-West Moderately Conservative Profile Fund	169,013,518	123,254,456
Great-West Moderate Profile Fund	606,603,128	484,208,181
Great-West Moderately Aggressive Profile Fund	264,519,138	283,772,150
Great-West Aggressive Profile Fund	298,900,428	309,831,616
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2018

5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Aggressive Profile Fund, Great-West Moderately Aggressive Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Conservative Profile Fund, and Great-West Conservative Profile Fund, five of the funds of Great-West Funds, Inc. (collectively, the “Funds”), as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Conservative Profile Fund	$144,874	$1,608,645
Great-West Moderately Conservative Profile Fund	125,353	1,391,933
Great-West Moderate Profile Fund	656,611	7,290,676
Great-West Moderately Aggressive Profile Fund	336,243	3,734,406
Great-West Aggressive Profile Fund	483,002	5,362,985
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile Fund	14%
Great-West Moderately Conservative Profile Fund	22%
Great-West Moderate Profile Fund	28%
Great-West Moderately Aggressive Profile Fund	35%
Great-West Aggressive Profile Fund	43%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 22, 2019